Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Trade receivables	$ 1,113	$ 1,103
Less: allowance for expected credit losses	(23)	(21)
Less: allowance for sales adjustments	(32)	(33)
Net trade receivables	1,058	1,049
Other receivables	29	73
Trade and other receivables	$ 1,087	$ 1,122